Statutory and other information (Details) - EUR (€)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Audit services	€ 1,000,000	€ 900,000	€ 800,000
Audit related assurance services	0	0	0
Other assurance services	300,000	200,000	0
Tax advisory services	100,000	100,000	100,000
Total fees	1,400,000	1,200,000	900,000
Depreciation, property, plant and equipment	1,151,100,000	994,300,000	839,200,000
Parent company
Disclosure of transactions between related parties [line items]
Audit services	1,000	1,000	1,000
Outside of Ireland
Disclosure of transactions between related parties [line items]
Audit services	0	0	0
Audit related services	0	0	0
Tax advisory services	100,000	100,000	100,000
Total fees	100,000	100,000	100,000
Directors
Disclosure of transactions between related parties [line items]
Fees	1,100,000	1,100,000	600,000
Share based compensation	2,200,000	3,100,000	1,900,000
Other emoluments	1,800,000	1,800,000	900,000
Total key management personnel compensation	€ 5,100,000	€ 6,000,000	€ 3,400,000